Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Euroseas Ltd. and its subsidiaries. Inter-company balances and transactions are eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral.

Accounts Receivable [Policy Text Block]

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables. Bad debts are written off in the period in which they are identified. No allowance for doubtful accounts was recorded for any of the periods presented.

Inventory, Policy [Policy Text Block]

Inventories

Inventories consist of lubricants and bunkers, which are stated at the lower of cost and net realizable value, which is the estimated selling price less reasonably predictable costs of disposal and transportation. Inventories are valued using the FIFO (First-In First-Out) method.

Vessels [Policy Text Block]

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses to prepare the vessel for her initial voyage, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including interest costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Assets Held For Sale [Policy Text Block]

Vessels Held for Sale

The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies a vessel as being held for sale when the following criteria are met: (i) management is committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell. The resulting difference, if any, is recorded under “Loss on write-down of vessel held for sale” in the consolidated statements of operations. The vessels are no longer depreciated once they meet the criteria to be classified as held for sale.

Depreciation, Depletion, and Amortization [Policy Text Block]

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of 25 years from the completion of their construction. On nearing the completion of such period, each vessel’s useful life is further assessed based on the Company’s intentions of future use of such vessel and may be increased for up to 3 additional years. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is $0.25 per light weight ton as of December 31, 2024 and 2025.

Insurance Premiums Revenue Recognition, Policy [Policy Text Block]

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue [Policy Text Block]

Revenue and expense recognition

Revenues are generated from time charters or infrequently from voyage charter agreements. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified fixed or index-linked daily charter hire rate, which is generally payable 15 or 30 days in advance as determined in the charter party agreement. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or “dead” freight.

The duration of the contracts that the Company enters into depends on the market conditions, with the duration decreasing during weak market conditions. During 2023, 2024 and 2025 the duration of the Company’s time charter contracts ranged from two months up to 4 years and certain time charter contracts included renewal options up to 12 months. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. A time charter generally provides typical warranties and owner protective restrictions. The Company’s time charter agreements are classified as operating leases pursuant to ASC 842, because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period.

The Company, making use of the practical expedient for lessors, elected not to separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The nature of the lease component and non-lease component that are combined as a result of applying the respective practical expedient are the hire rate for a bareboat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubricants, respectively. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with ASC 842.

Both the lease component and non-lease component are earned by the passage of time. Revenues under a time charter contract are recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and are recorded in “Time charter revenue” in the consolidated statements of operations. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight-line basis over the charter period.

The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, and any change in the terms of the voyage charter requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is usually collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, holds cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses whilst the vessel is on time charter. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may be recovered from the charterer; such amounts recovered are recorded as other income within “Time charter revenue” in the consolidated statements of operations.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that are incurred from the later of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other receivables” and are amortized on a straight-line basis as the related performance obligations are satisfied.

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Drydocking and Special Survey Expenses [Policy Text Block]	Dry-docking and special survey expenses Dry-docking and special survey expenses are expensed as incurred.
Pension and Other Postretirement Plans, Policy [Policy Text Block]

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to 9 months). Accordingly, they are not liable for any pension or post-retirement benefits.

Dividends [Policy Text Block]	Dividends Dividends, if any, are recorded in the Company’s financial statements in the period in which they are declared by the Company’s board of directors.
Financing Receivable [Policy Text Block]

Financing costs

Fees paid to lenders and fees required to be paid to third parties on the lenders’ behalf for obtaining new loans or for refinancing or amending existing loans, are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and other financing costs over the duration of the underlying loan using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment pursuant to the provisions of Subtopic 470-50 “Modifications and Extinguishments”, is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Offering Expenses [Policy Text Block]

Offering expenses

Expenses directly attributable to an equity offering are deferred and are either presented against paid-in capital when equity proceeds from the offering are received or are written-off and charged to “General and administrative expenses” in the consolidated statements of operations when it is probable that the offering will be aborted.

Stockholders' Equity, Policy [Policy Text Block]

Share repurchases

The Company records the repurchase of its common shares at cost. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Fair Value Measurement, Policy [Policy Text Block]

Fair value of above/below market time charters acquired

The Company values any asset or liability arising from the market value of any time charter assumed when a vessel is acquired. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the counterparties, as deemed necessary. The cost of the acquisition is allocated to the vessel and the in-place time charter attached on the basis of their relative fair values. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to time charter revenues over the remaining term of the assumed time charter.

Share-Based Payment Arrangement [Policy Text Block]

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “General and administrative expenses” in the consolidated statements of operations. The shares to employees and directors as well as to non-employees are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. Further, the Company accounts for restricted share award forfeitures upon occurrence.

Euroholdings Spin-off [Policy Text Block]

Euroholdings Spin-off

The Company accounted for the Spin-Off transaction as a transfer of net assets between entities under common control in accordance with ASC 505-60, Spinoffs and Reverse Spinoffs, and ASC 805-50, Business Combinations—Transactions Between Entities Under Common Control. As there was no change in control over the transferred net assets from the perspective of the ultimate shareholders, the transaction was recorded at historical carrying amounts.

Accordingly, the assets and liabilities transferred were derecognized at their carrying values, and no gain or loss was recognized in the Company’s financial statements.

Long-Lived Asset, Including Intangible Asset and Goodwill, Impairment and Disposal [Policy Text Block]

Impairment of vessels

The Company reviews its vessels held for use for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessels, including any related intangible assets and liabilities, may not be recoverable. If indicators of impairment are present, the Company performs an analysis of the future undiscounted net operating cash flows of the related vessels. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the asset is less than its carrying amount, the Company records a charge under “Impairment loss” in the consolidated statement of operations, to reduce the vessel’s carrying value to its fair market value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

In developing its estimates of future undiscounted net operating cash flows, the Company makes assumptions and estimates about vessels’ future performance, with the assumptions being related to charter rates, fleet utilization, vessel operating expenses, drydocking costs, vessels’ residual value and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations.

Derivatives, Policy [Policy Text Block]

Derivative financial instruments

Derivative instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not met.

Purchase Transactions [Policy Text Block]

Evaluation of purchase transactions

When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was the purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contribute to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

Earnings Per Share, Policy [Policy Text Block]

Earnings / (loss) per common share

Basic earnings / (loss) per share is computed by dividing net income / (loss) by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2024 and 2025, are considered contingently returnable until the restrictions lapse and will not be included in the basic earnings / (loss) per share calculation until the shares are vested.

Diluted earnings / (loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares to assess the dilutive effect.

Sale Leaseback Transactions, Policy [Policy Text Block]

Sale and lease back transactions

Sale and lease back transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) are treated as a failed sale or merely a financing arrangement, and therefore are not within the scope of sale and leaseback accounting under ASC 842. In such cases the Company does not derecognize the corresponding leased vessels and continues to present these at their net book values within “Vessels, net” on its consolidated balance sheets, while the financing liability is presented in “Long – term debt” in the Company’s consolidated balance sheets. Depreciation attributable to the vessels that are subject to financing under sale and lease back transactions is included within “Vessel depreciation” in the consolidated statements of operations while the corresponding interest expense on the lease financing arrangement is included within “Interest and other financing costs” in the consolidated statements of operations. The Company’s lease financing arrangement as of December 31, 2024 and 2025 was of this type. Please refer to Note 9 for the description of the nature of the Company’s lease financing agreement, general terms, covenants included, any variable payments, if any, as well as the purchase options and/or obligations it provides for.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expenses Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the statement of operations. The amendments primarily affect disclosure requirements (and do not change expense recognition or income statement presentation) and generally require disaggregation, in the notes, of relevant expense captions into prescribed natural expense categories, as well as disclosures about selling expenses. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In December 2025, the FAS issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the navigability and applicability of interim reporting guidance under US GAAP and adds a new disclosure principle for interim periods. The amendments are not intended to change the fundamental nature of interim reporting or expand or reduce substantive interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 for public business entities and after December 15, 2028 for entities other than public business entities, with early adoption permitted. The Company is currently evaluating the impact that adopting this update may have on its consolidated financial statement disclosures.